Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ 0	$ 0
State					11	3
Foreign					116	153
Total current provision for income taxes					127	156
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred provision for income taxes					0	0
Total provision for income taxes	$ 27	$ 34	$ 96	$ 122	$ 127	$ 156